Leases - Leases After IFRS 16 application - Maturity detail (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Additions to right-of-use assets	€ 133,442	€ 75,077